Fair value (Tables)	12 Months Ended
Dec. 31, 2024
Fair value
Schedule of carrying value and fair value of the financial assets

	Carrying value			Fair value
in 000€	2024	2023	2022	2024	2023	2022
Financial assets
Financial assets measured at amortized cost
Trade receivables (current)	53,052	52,698	51,043	53,052	52,698	51,043
Other financial assets (non-current)	423	493	404	423	493	404
Other current non-trade receivables	7,055	643	2,021	7,055	643	2,021
Cash & cash equivalents	102,304	127,573	140,867	102,304	127,573	140,867
Total financial assets measured at amortized cost	162,834	181,407	194,335	162,834	181,407	194,335
Financial assets at fair value through profit or loss
Derivatives	—	139	261
Convertible loan	3,994	3,744	3,494
Total financial assets measured at fair value through profit and loss	3,994	3,883	3,755
Financial assets at fair value through OCI
Non-listed equity investments	—	—	307
Total financial assets at fair value through OCI	—	—	307

Schedule of carrying value and fair value of the financial liabilities

	Carrying value			Fair value
in 000€	2024	2023	2022	2024	2023	2022
Financial liabilities measured at amortized cost
Loans & Borrowings including lease liabilities	41,284	64,398	80,980	39,518	63,062	78,848
Trade payables	23,348	21,196	23,230	23,348	21,196	23,230
Other liabilities excl. written put option on NCI	128	335	330	128	335	330
Total financial liabilities measured at amortized cost	64,760	85,929	104,540	62,994	84,593	102,408
Financial liabilities measured at fair value
Cash settled share based payments	—	—	9
Derivatives	374	—	—
Total financial liabilities measured at fair value	374	—	9
Total non-current	28,286	38,915	61,020
Total current	36,848	47,014	43,529

Schedule of financial assets at fair value through profit or loss

Convertible Loan Fluidda	Fair Value Evolution
in 000€	2024	2023	2022
As of 1 January,	3,744	3,494	3,560
Addition	—	—	—
Remeasurement	—	—	(316)
Capitalized interest	250	250	250
As of 31 December,	3,994	3,744	3,494